Note 7 - Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Debt [Table Text Block]
	June 30, 2016		December 31, 2015

Note payable for mining equipment, payable $950 monthly, including interest (a)	$	- 0 -	$3,714
Note payable for equipment, payable $1,339 monthly, including interest (b)		35,226	42,235
Note payable for mine site vehicle, payable $628 monthly (c)		9,426	13,196
Note payable to an insurance company, payable $9,055 monthly, including interest (d)		8,804	60,953
Note payable to an insurance company, payable $18,609 monthly, including interest (e)		18,119	124,019
		71,575	244,117
Less: Current Portion		(49,040)	(210,429)
Notes Payable, Long-Term Portion		$22,535	$33,688

	December 31,
	2015	2014

Note payable for mining equipment, payable $950 monthly, including interest (a)	$3,714	$14,057
Note payable for mining equipment, payable $6,060 monthly, including interest (b)	--	6,033
Note payable for equipment, payable $9,122 monthly, including interest (c)	--	18,246
Note payable for equipment, payable $1,339 monthly, including interest (d)	42,235	55,720
Note payable for mine site vehicle, payable $628 monthly (e)	13,196	20,736
Note payable to an insurance company, payable $21,531monthly, including interest (f)	--	149,036
Note payable to an insurance company, payable $6,094 monthly, including interest (g)	--	42,211
Note payable to an insurance company, payable $9,055 monthly, including interest (h)	60,953	--
Note payable to an insurance company, payable $18,609 monthly, including interest (i)	124,019	--
	244,117	306,039
Less: Current Portion	(210,429)	(246,894)
Notes Payable, Long-Term Portion	$33,688	$59,145

Schedule of Maturities of Long-term Debt [Table Text Block]
July 2016 - June 2017	$49,040
July 2017 - June 2018	18,554
July 2018 - June 2019	3,981
Total Notes Payable	$71,575

2016	$210,429
2017	20,615
2018	13,073
Total Notes Payable	$244,117